Provisions - changes in provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 14,779
Additional provisions	19,580
Settlements	(18,112)
Unused amounts	(254)
Translation differences	374
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	210
Other changes	(113)
Provisions, at end of period	16,044
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	6,725
Additional provisions	3,241
Settlements	(3,272)
Unused amounts	0
Translation differences	180
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	118
Other changes	4
Provisions, at end of period	6,760
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	5,377
Additional provisions	14,514
Settlements	(14,014)
Unused amounts	(35)
Translation differences	162
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Other changes	(5)
Provisions, at end of period	5,999
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	676
Additional provisions	971
Settlements	(113)
Unused amounts	(67)
Translation differences	(6)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	59
Other changes	(125)
Provisions, at end of period	1,277
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	815
Additional provisions	426
Settlements	(457)
Unused amounts	(65)
Translation differences	21
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	27
Other changes	1
Provisions, at end of period	714
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	70
Additional provisions	105
Settlements	(26)
Unused amounts	(3)
Translation differences	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	4
Other changes	23
Provisions, at end of period	165
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,116
Additional provisions	323
Settlements	(230)
Unused amounts	(84)
Translation differences	17
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	2
Other changes	(11)
Provisions, at end of period	€ 1,129